OTHER NON-CURRENT LIABILITIES - Held for trading derivatives and asset retirement obligations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item agreement	Dec. 31, 2015 USD ($) agreement	Dec. 31, 2019 JPY (¥)	Dec. 31, 2016 JPY (¥) item	Dec. 31, 2015 JPY (¥)
OTHER NON-CURRENT LIABILITIES
Gain (loss) on change in fair value of swaps	$ (485)	$ 248	$ 201
Fair value liabilities, balance beginning of the year	1,127
Fair value liabilities, balance end of the year	1,401	1,127
IPP Solar Parks
OTHER NON-CURRENT LIABILITIES
Asset retirement obligations incurred	759	826
Decrease in asset retirement obligations	2,700	800
Acquisition of solar parks in the USA
OTHER NON-CURRENT LIABILITIES
Number of solar parks acquired | item				23			23
JPY 2,300 million and 1,570 million loan agreements
OTHER NON-CURRENT LIABILITIES
Principal	35,604	35,217
Gain (loss) on change in fair value of swaps	$ 20	$ (30)
Interest rate (as a percent)	2.93%	2.93%				2.93%
Fair value liabilities, balance beginning of the year	$ 1,117	$ 1,064
Fair value effect during the year	(20)	30
Exchange difference	13	23
Fair value liabilities, balance end of the year	$ 1,110	1,117	1,064
USD 5.65 million loan agreement | Acquisition of solar parks in the USA
OTHER NON-CURRENT LIABILITIES
Principal				$ 5,650
Interest rate basis	US$ Federal Reserve statistical release H.15 (“Prime H.15”)
USD 5.65 million loan agreement, first loan
OTHER NON-CURRENT LIABILITIES
Interest rate swap fixed rate				5.75%			5.75%
USD 5.65 million loan agreement, second loan
OTHER NON-CURRENT LIABILITIES
Interest rate swap fixed rate				6.00%			6.00%
USD 5.65 million loan agreement, second loan | Events After Reporting Period
OTHER NON-CURRENT LIABILITIES
Principal	$ 2,000,000
Interest rate swap fixed rate	6.00%					6.00%
USD 5.65 million loan agreement, third loan
OTHER NON-CURRENT LIABILITIES
Interest rate swap fixed rate				6.27%			6.27%
USD 20.2 million loan agreement
OTHER NON-CURRENT LIABILITIES
Principal	$ 20,200
Interest rate swap fixed rate	5.00%					5.00%
USD 20.2 million loan agreement | Events After Reporting Period
OTHER NON-CURRENT LIABILITIES
Principal	$ 20,200,000
Interest rate swap fixed rate	5.00%					5.00%
USD 5.65 million and 20.2 million loan agreements
OTHER NON-CURRENT LIABILITIES
Principal	$ 22,200	2,000
Gain (loss) on change in fair value of swaps	$ (281)	$ 54
Interest rate (as a percent)	5.09%	5.09%				5.09%
Fair value liabilities, balance beginning of the year	$ 10	$ 64
Fair value effect during the year	281	(54)
Fair value liabilities, balance end of the year	$ 291	$ 10	$ 64
Sky Solar Japan KK (SSJ) | JPY 2,300 million loan agreements
OTHER NON-CURRENT LIABILITIES
Number of loan agreements entered | agreement					2
Principal					$ 19,100			¥ 2,300,000,000
Sky Solar Japan KK (SSJ) | JPY 2,300 million loan agreements | 6-months JPY TIBOR
OTHER NON-CURRENT LIABILITIES
Interest rate basis	6-month Tokyo Interbank Offered Rate (“TIBOR”)
Adjustment to interest rate basis (as a percent)					2.20%			2.20%
Sky Solar Japan KK (SSJ) | JPY 547.2 million loan agreement
OTHER NON-CURRENT LIABILITIES
Interest rate swap fixed rate	3.16%					3.16%
Sky Solar Japan KK (SSJ) | JPY 1,752.8 million loan agreement
OTHER NON-CURRENT LIABILITIES
Principal | ¥						¥ 1,752,800,000
Interest rate swap fixed rate	3.08%					3.08%
Sky Solar Japan KK (SSJ) | JPY 1,752.8 million loan agreement | 6-months JPY TIBOR
OTHER NON-CURRENT LIABILITIES
Adjustment to interest rate basis (as a percent)	2.20%					2.20%
Sky Solar Japan KK (SSJ) | JPY 1,570 million loan agreement
OTHER NON-CURRENT LIABILITIES
Number of loan agreements entered | agreement				1
Principal				$ 13,500		¥ 1,570,000,000	¥ 1,570,000,000
Interest rate swap fixed rate	2.68%					2.68%
Sky Solar Japan KK (SSJ) | JPY 1,570 million loan agreement | 6-months JPY TIBOR
OTHER NON-CURRENT LIABILITIES
Interest rate basis	6-month TIBOR
Adjustment to interest rate basis (as a percent)	2.00%			2.00%		2.00%	2.00%
Sky Solar Japan KK (SSJ) | JPY 547.2 million loan agreement
OTHER NON-CURRENT LIABILITIES
Principal | ¥						¥ 547,200,000
Interest rate swap fixed rate	3.16%					3.16%
Sky Solar Japan KK (SSJ) | JPY 547.2 million loan agreement | 6-months JPY TIBOR
OTHER NON-CURRENT LIABILITIES
Adjustment to interest rate basis (as a percent)	2.20%					2.20%